Earnings Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share
Weighted average number of outstanding ordinary shares in issue	857,038,725	856,030,704
Net income attributable to the Company	$ 454,954	$ 25,801
Basic earnings per share attributable to the Company (US$ per share)	$ 0.53	$ 0.03